Other (Income) Expense (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Other (Income) Expense

		Years Ended December 31

(in thousands)	Note	2018	2017

Interest income		$(750)	$(407)

Dividends received from equity investments designated as FVTOCI relating to investments held at the end of the reporting period	16	(78)	(60)

Proceeds relative to the Mercator Minerals bankruptcy		-	(1,022)

Guarantee fees - Primero Revolving Credit Facility		(858)	(2,683)

Fees for contract amendments and reconciliations		(248)	(9,424)

Share of losses of associate	14	432	-

Foreign exchange (gain) loss		(144)	270

Interest and penalties related to CRA Settlement [1]	23	4,317	-

Net gain/(loss) arising on financial assets mandatorily measured at FVTPL

Loss on fair value adjustment of share purchase warrants held	16	124	6

Loss on fair value adjustment of Kutcho Convertible Note	15	2,878	(215)

Other		153	-

Total other (income) expense		$5,826	$(13,535)

1)

Reference to the CRA Settlement refers to the settlement of the 2005 to 2010 tax dispute and the application of the CRA Settlement principles to the 2011 to 2017 taxation years. Refer to the discussion on page 108 for more information.